SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Foreign currency translation and risks (Details)	Dec. 31, 2017 ¥ / $
Foreign currency translation and risks
Rate for translation of balances of financial statements from RMB to US$	6.5063